Risk management	9 Months Ended
Sep. 30, 2022
Risk management
Risk management

30.Risk management

30.1.Exchange rate risk

The Group operates both in the local (Colombia) and international markets, for this reason, it is exposed to exchange rate risk, to a greater extent due to fluctuations in exchange rates, especially the peso/US dollar rate.

As of September 30, 2022, the Colombian peso appreciated 15.31% from a closing rate of $3,981.16 on December 31, 2021, to $4,590.54 pesos per dollar. When the Colombian peso depreciates, export revenues, when converted to pesos, increase, and imports and foreign debt service become more expensive.

The book values of financial assets and liabilities denominated in foreign currency are presented in the following table:

	September 30,	December 31,
(USD$ Millions)	2022	2021
	(Unaudited)
Cash and cash equivalents	454	388
Other financial assets	1,078	408
Trade receivables and payables	196	423
Loans and borrowings	(15,886)	(15,514)
Other assets and liabilities	2	702
Net liability position	(14,156)	(13,593)

Of the total net position, USD$(13,499) million correspond to net liabilities of companies with Colombian peso functional currency, of which USD$(14,089) correspond to loans used as hedging instruments whose valuation is recognized in other comprehensive income, the exchange difference valuation of the remaining net liabilities for USD$590 million affects the statement of profit and loss. Likewise, USD$(657) million of the net position correspond to monetary assets and liabilities of Group companies with a functional currency other than the Colombian peso, whose valuation is recognized in the profit or loss statement.

30.2.	Sensitivity analysis for exchange rate risk

The following is the effect that a variation of 1% and 5% would have in the exchange rate of Colombian pesos against the U.S. United States dollar, related to the exposure of financial assets and liabilities in foreign currency as of September 30, 2022:

Scenario / variation in the	Effect on income	Effect on other
exchange rate	before taxes +/–	comprehensive income +/
1%	3,094	646,743
5%	15,471	3,233,713

30.3.Cash flow hedge for future exports

To express in the consolidated financial statements, the effect of the existing natural hedge between exports and indebtedness, understanding that the exchange rate risk materializes when exports are made, on September 30, 2015, the Board of Directors designated the sum of USD$5,440 million of Ecopetrol's debt as a hedging instrument for its future revenues from crude oil exports, for the period 2015 – 2023. As of September 30, 2022, the current balance of this hedging corresponds to USD$1,300 million.

In 2021 an additional USD$3,672 million were designated as a hedging instrument for its future revenues from crude oil exports, for the period 2022 – 2026; in accordance with IFRS 9 – Financial Instruments. The total amount designated as of September 30, 2022, for this hedging corresponds to USD$4,972 million.

The following is the movement of this non-derivative hedging instrument:

	September 30,	December 31,
(USD$ Millions)	2022	2021
	(Unaudited)
Opening balance	4,972	1,300
Reassignment of hedging instruments	682	675
Realized exports	(682)	(675)
Designation of new hedges	—	3,672
Closing balance	4,972	4,972

The following is the movement in the other comprehensive income:

	September 30,	December 31,
	2022	2021
	(Unaudited)
Opening balance	(945,250)	(136,470)
Exchange difference	(3,029,837)	(1,533,744)
Realized exports (Note 25)	576,875	249,976
Ineffectiveness	(949)	24,496
Deferred tax	858,947	450,492
Closing balance	(2,540,214)	(945,250)

The expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss is as follows:

Year	Before taxes	Taxes	After taxes
2022 (Oct-Dec)	2,035,396	(712,387)	1,323,009
2023	(72,675)	25,436	(47,239)
2024	690,910	(241,819)	449,091
2025	663,040	(232,064)	430,976
2026	591,350	(206,973)	384,377
	3,908,021	(1,367,807)	2,540,214

30.4.Hedge of a net investment in a foreign operation

The Board of Directors approved the application of hedge accounting of net investment from June 8, 2016. The measure seeks to reduce the volatility of non-operating income due to the exchange difference. The hedge of a net investment applies to a portion of the investments the Company has in foreign currency, in this case in subsidiaries with the US dollars as their functional currency, using as hedging instrument a portion of the Company’s debt denominated in U.S. dollars.

Ecopetrol designated as hedged items its net investments in Oleoducto Central S.A. (Ocensa), Ecopetrol América LLC., Hocol Petroleum Ltd. (HPL) and Refinería de Cartagena S.A.S. (Reficar); and as a hedging instrument a portion of its debt denominated in US dollars in a total amount equivalent to USD$5,200 million.

During 2021, the Company made an extension for USD$1,229 million to add a greater amount in Reficar. Additionally, during the year, debt principal payments were made for USD$270 million (June USD$163 million and December USD$107 million). The total value hedged on December 31, 2021, is USD$8,208 million.

During 2022, an extension was made for USD$750 million to add a larger amount in Permian and additionally, capital payments of USD$167 million were made. The total hedged balance as of September 30, 2022, is USD$8,791 million.

Additionally, ISA Colombia made a net investment hedge on the investments in the companies REP, ISA Peru, CTM and PDI for a value of USD$326 million. The hedging instrument corresponds to a green international bond issued on November 26, 2021.

The following is the movement in the other comprehensive income:

	September 30,	December 31,
	2022	2021
	(Unaudited)
Opening balance	4,364,465	1,494,926
Exchange difference	5,507,846	4,577,887
Deferred tax	(1,864,116)	(1,708,348)
Closing balance	8,008,195	4,364,465

30.5.Commodity Price risk

The price risk of raw materials is associated with the Group’s operations, both exports and imports of crude oil, natural gas, and refined products. To mitigate this risk, the Group has implemented hedges to partially protect the results from price fluctuations, considering that part of the financial exposure under contracts for the purchase of crude oil and refined products depends on the international oil prices.

The risk of such exposure is partially hedged in a natural way, as an integrated Group (with operations in the exploration and production, transportation and logistics and refining segments) and carries out both crude exports at international market prices and sales of refined products at prices correlated with international prices.

The Group has a policy for the execution of (strategic and tactical) hedges and implemented processes, procedures, and controls for their management.

The main purpose of the strategic hedging program is to protect the Group’s consolidated financial statements from the volatility of market variables in each period, to protect income and thus cash flow. During 2022, a hedging plan was executed to protect the cash against low price scenarios below the budget base price, in this sense, put options were purchased. The balance of these financial instruments as of September 30 corresponds to $220,594.

On the other hand, tactical hedges allow to capture value in trading operations and Asset Backed Trading (ABT), thereby mitigating the market risk of specific operations. In the trading activity, commitments in physical spot and forward contracts could represent an exposure to commodity price risk, in particular the risk associated with the volatility of the price of crude oil and refined products. Although this exposure is part of the natural risk of the production, refining, and marketing activity made by Ecopetrol, sometimes marketing, to maximize value capture, can concentrate the exposure to risk in terms of time and/or or indicator that differs from the Company's natural price risk profile. As of the date of this report, Ecopetrol S.A. recognizes a total net asset position in swaps for $3,637 (Dec 2021: liability $34,395) and Ecopetrol Trading Asia PTE. LTD, a total net liability position in swaps for $17,237. These transactions with derivatives are recognized under cash flow hedge accounting.

30.6.Risk and opportunities related to climate

According to the process of identification, assessment, and management of climate-related risks and opportunities by Ecopetrol, the following identification is presented below:

●	Physical risks: related to the Company's exposure and vulnerability to the impacts of climate change and climate variability in Colombia, which could affect the availability of water and increase the exposure of assets and operations to possible damage.
o	For Ecopetrol, the risks classified as acute are those caused by extreme climatic events whose frequency and intensity have been increasing due to the gradual increase in global temperature. In Colombian territory, it is reflected in the occurrence of the climatic variability phenomenon “El Niño”, and its opposite phase “La Niña”.
o	Risks classified as chronic are those that result from a medium and long-term change in climate conditions, which for the Company can be reflected in the rise in sea level or changes in the level and frequency of rainfall.
●	Transition risk: related to the challenges that the company has identified to move towards a low-carbon, sustainable and competitive operation.
o	Regulatory risk, associated with regulatory changes that may directly affect the Company in the short and medium term. Among the regulatory changes, the following can be highlighted: (i) new information requirements for the application or modification of current and future licenses, of which the Company does not have the information available, (ii) new regulations for the detection and repair of leaks, burning and venting of gas, (iii) disclosure requirements on environmental and social matters by the Financial Superintendence of Colombia, (iv) new requirements for the verification of projects, among others.
o	Legal risk, associated with the negative reactions and lawsuits against the climate action of Ecopetrol S.A.
o	Risk of assets trapped in the traditional business of hydrocarbon production, transportation, and refining, considering factors such as fuel demand prospects and asset profit horizons.
o	Market risk, related to the change in preferences in the use of low-carbon products in the long term, which implies a risk for the Company of not being able to meet market demand and of not advancing effectively in the development of these products.
o	Reputational risk, associated with the impossibility of responding in a timely way to the expectations and demand of investors and other interest groups to establish ambitious objectives regarding climate change, which would affect the image of the Company.
o	Technological risk, associated with the negative effects on the profitability of the business if there is no preparation and capacity to adapt to new technologies because of the transition process.

The opportunities derive from the analysis of risks associated with the climate, the review of the energy transition scenarios, the implementation of the decarbonization plan and the alignment with the 2040 strategy. Opportunities have been identified related to the diversification of the traditional business, the incorporation into the portfolio of sustainable and low-emission businesses, the diversification in energy power and infrastructure markets, and the strengthening of energy efficiency and renewable energies.

30.7.Capital management

The main objective of Ecopetrol Business Group’s Capital Management is to ensure a financial structure that will optimize the Company’s cost of capital, maximize the returns to its shareholders and allow access to financial markets at a competitive cost to cover its financing needs.

The following is the leverage index over the periods reported:

	September 30,	December 31,
	2022	2021
	(Unaudited)
Loans and borrowings (Note 20)	107,739,990	95,060,928
Cash and cash equivalents (Note 6)	(12,917,748)	(14,549,906)
Other financial assets (Note 9)	(3,199,418)	(2,934,734)
Net financial debt	91,622,824	77,576,288
Equity	102,689,797	90,583,772
Leverage (1)	47.15%	46.13%

(1)Net financial debt / (Net financial debt + Equity)